Capital Standards	12 Months Ended
Dec. 31, 2011
Capital Standards [Abstract]
Capital Standards

16.Capital Standards

            The Federal Deposit Insurance Corporation and the Federal Reserve Board have adopted risk based capital standards for banking organizations.  These standards require ratios of capital to assets for minimum capital adequacy and to be classified as well capitalized under prompt corrective action provisions.  As of December 31, 2011, 2010 and 2009, the capital ratios and minimum capital requirements are as follows:

			Minimum capital		To be well
	Actual		adequacy		capitalized
December 31, 2011	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in 000's)
Total capital (to risk weighted assets)
Consolidated	$ 64,339	11.3%	$ 45,715	8.0%	$ 57,143	10.0%
Old Line Bank	$ 63,467	11.1%	$ 45,651	8.0%	$ 57,064	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	$ 60,597	10.6%	$ 22,857	4.0%	$ 34,286	6.0%
Old Line Bank	$ 59,726	10.5%	$ 22,825	4.0%	$ 34,238	6.0%
Tier 1 capital (to average assets)
Consolidated	$ 60,597	7.8%	$ 31,155	4.0%	$ 38,943	5.0%
Old Line Bank	$ 59,726	7.7%	$ 31,155	4.0%	$ 38,943	5.0%

December 31, 2010	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total capital (to risk weighted assets)
Consolidated	$ 39,249	12.4%	$ 25,362	8.0%	$ 31,703	10.0%
Old Line Bank	$ 37,960	12.0%	$ 25,232	8.0%	$ 31,540	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	$ 36,781	11.6%	$ 12,681	4.0%	$ 19,022	6.0%
Old Line Bank	$ 35,492	11.3%	$ 12,616	4.0%	$ 18,924	6.0%
Tier 1 capital (to average assets)
Consolidated	$ 36,781	9.2%	$ 16,057	4.0%	$ 20,071	5.0%
Old Line Bank	$ 35,492	8.9%	$ 15,991	4.0%	$ 19,989	5.0%

December 31, 2009	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total capital (to risk weighted assets)
Consolidated	$ 38,053	13.7%	$ 22,239	8.0%	$ 27,799	10.0%
Old Line Bank	$ 36,444	12.8%	$ 22,700	8.0%	$ 28,385	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	$ 35,571	12.8%	$ 11,120	4.0%	$ 16,679	6.0%
Old Line Bank	$ 33,962	12.0%	$ 11,354	4.0%	$ 17,031	6.0%
Tier 1 capital (to average assets)
Consolidated	$ 35,571	10.0%	$ 14,228	4.0%	$ 17,785	5.0%
Old Line Bank	$ 33,962	9.6%	$ 14,181	4.0%	$ 17,727	5.0%

Tier 1 capital consists of common and preferred stock, additional paid-in capital and retained earnings.  Total capital includes a limited amount of the allowance for loan losses.  In calculating risk weighted assets, specified risk percentages are applied to each category of asset and off balance sheet items.

Failure to meet the capital requirement could affect our ability to pay dividends and accept deposits and may significantly affect our operations.

In the most recent regulatory report, we were categorized as well capitalized under the prompt corrective action regulations.  Management knows of no events or conditions that should change this classification.